Stockholders' Equity - Stock Incentive Plans - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option compensation expense				$ 48,000	$ 138,000	$ 161,000	$ 349,000
Additional compensation expense relating to stock options						55,000
Restricted stock compensation expense				84,000	228,000	266,000	$ 308,000
Additional compensation expense relating to restricted stock						$ 100,000
Stock options granted							32,765
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining average recognition period for unrecognized compensation expense						1 year 1 month 13 days
Restricted stock compensation expense		$ 20,000	$ 38,000	$ 100,000	$ 200,000	$ 300,000	$ 300,000
Stock options granted				264	0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option compensation expense		$ 3,000.0	$ 24,000.0	$ 48,000.0	$ 100,000	$ 200,000	$ 300,000
Remaining average recognition period for unrecognized compensation expense						1 year 22 days
Aggregate intrinsic value of options outstanding and exercisable						$ 0
Closing stock price (in dollars per share)						$ 0.92
Stock options granted				43	0
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, term				10 years		10 years
2004 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for the issuance (in shares)		34		34		11,719
2009 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for the issuance (in shares)	269	573		573		200,391
Increased number of shares (in shares)	304
Shares available for grant		55		55		120,883
2009 Stock Incentive Plan [Member] | Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for the issuance (in shares)	94,141
Increased number of shares (in shares)	106,250